Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
(a)	(b)	(c)	(d)	(e)	(f)	(h)
Value of Initial
			Average	Average	Fixed $100
			Summary	Compensation	Investment
	Summary		Compensation	Actually Paid	Based on:
	Compensation	Compensation	Table Total	to	Total
	Table Total for	Actually Paid to	for non-PEO	Non-PEO	Shareholder	Net
Year	PEO ($)	PEO ($)(1)	NEOs ($)	NEOs ($)(1)	Return ($)	Loss ($)
2024	$1,157,217	$1,029,281	$949,640	$845,621	$48	$(15,022,027)
2023	$1,001,249	$1,122,094	$744,039	$799,786	$121	$(15,423,471)
2022	$1,680,532	$(38,385)	$1,062,955	$500,074	$25	$(14,322,798)

PEO Total Compensation Amount		$ 1,157,217	$ 1,001,249	$ 1,680,532
PEO Actually Paid Compensation Amount	[1]	1,029,281	1,122,094	(38,385)
Non-PEO NEO Average Total Compensation Amount		949,640	744,039	1,062,955
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 845,621	799,786	500,074
Equity Valuation Assumption Difference, Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2024
Adjustments	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards”
Columns in the Summary Compensation Table for Applicable FY	$(219,421)	$(182,156)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that
Remain Unvested as of Applicable FY End, determined as of Applicable FY End	123,369	106,209

Decrease for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior
FY End to Applicable FY End	(46,684)	(29,455)

Increase for Awards Granted during Prior FY that Vested During Applicable FY,
determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	14,800	1,383

TOTAL ADJUSTMENTS	$(127,936)	$(104,019)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		TSR amounts reported in the graph assume an initial fixed investment of $100. We do not pay dividends.
Compensation Actually Paid vs. Net Income [Text Block]

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our net loss for the fiscal years ended December 31, 2022, 2023 and 2024.

Total Shareholder Return Amount		$ 48	121	25
Net Income (Loss) Attributable to Parent		$ (15,022,027)	$ (15,423,471)	$ (14,322,798)
PEO Name		Jeffrey A. Meckler	Jeffrey A. Meckler	Jeffrey A. Meckler
PEO [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		$ (127,936)
PEO [Member] | Deduction For Amounts Reported Under The Stock Awardsand Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		(219,421)
PEO [Member] | Increase Based On A S C Seven One Eight Fair Value Of Awards Granted During Applicable F Y Tthat Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		123,369
PEO [Member] | Decrease For Awards Granted During Prior F Y That Were Outstanding And Unvested As Of Applicable F Y End Determined Based On Change In A S C Seven One Eight Fair Value From Prior F Y End To Applicable F Y End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		(46,684)
PEO [Member] | Increase For Awards Granted During Prior F Y That Vested During Applicable F Y Determined Based On Change In A S C Seven One Eight Fair Value From Prior F Y End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		14,800
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		(104,019)
Non-PEO NEO [Member] | Deduction For Amounts Reported Under The Stock Awardsand Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		(182,156)
Non-PEO NEO [Member] | Increase Based On A S C Seven One Eight Fair Value Of Awards Granted During Applicable F Y Tthat Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		106,209
Non-PEO NEO [Member] | Decrease For Awards Granted During Prior F Y That Were Outstanding And Unvested As Of Applicable F Y End Determined Based On Change In A S C Seven One Eight Fair Value From Prior F Y End To Applicable F Y End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		(29,455)
Non-PEO NEO [Member] | Increase For Awards Granted During Prior F Y That Vested During Applicable F Y Determined Based On Change In A S C Seven One Eight Fair Value From Prior F Y End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		$ 1,383

[1]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year: